Share-Based Payment Arrangements - Summary Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Text Block [Abstract]
Grant date share price	$ 5.18	$ 7	$ 8.93	$ 10.88
Exercise price	$ 5.17	$ 7.1	$ 9.74	$ 11.13
Risk-free rate	1.62%	1.32%	0.36%	1.57%
Expected life, years | yr	6.5	6.2	5	3.9
Expected volatility	74.00%	75.00%	66.00%	54.00%
Forfeiture rate	10.00%	7.00%		10.00%